Significant Accounting Policies - Health Plan Settlement Payables (Details) - P3 Health Partners Inc. - USD ($)		1 Months Ended	3 Months Ended			6 Months Ended		11 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 02, 2021	Dec. 31, 2020	Dec. 31, 2019
Health Plan [Line Items]
Financial Designation, Predecessor and Successor [Fixed List]	Successor	Successor	Successor	Predecessor	Predecessor	Successor	Predecessor	Predecessor	Predecessor	Predecessor
Health Plans Settlements Payable	$ 22,548,694	$ 22,548,694	$ 18,022,395			$ 18,022,395			$ 13,742,775
Health Plan B
Health Plan [Line Items]
Health Plans Settlements Payable	11,700,274	11,700,274	11,700,274			11,700,274
Health Plan C
Health Plan [Line Items]
Health Plans Settlements Payable									1,928,414
Health Plan D
Health Plan [Line Items]
Health Plans Settlements Payable	3,882,250	3,882,250							4,680,185
Health Plan F
Health Plan [Line Items]
Health Plans Settlements Payable	6,085,425	6,085,425	5,144,469			5,144,469			6,125,681
Health Plan G
Health Plan [Line Items]
Health Plans Settlements Payable	776,164	776,164	885,194			885,194			$ 1,008,495
Health Plan I
Health Plan [Line Items]
Health Plans Settlements Payable	(215,626)	(215,626)	(147,868)			(147,868)
Health Plan O
Health Plan [Line Items]
Health Plans Settlements Payable	(39,151)	(39,151)	16,552			16,552
Health Plan U
Health Plan [Line Items]
Health Plans Settlements Payable	226,209	226,209	226,209			226,209
Health Plan V
Health Plan [Line Items]
Health Plans Settlements Payable	$ 133,149	$ 133,149	$ 88,480			$ 88,480